Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of voting interests	20.00%
Defined contribution plans	$ 0.6	$ 0.1
Right of use assets	8.0
Lease liabilities	$ 10.0
Minimum [Member] | Computer Software Office Equipment and Other [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lesser of estimated useful life	3 years
Maximum [Member] | Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Lesser of estimated useful life	5 years